UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00018

Ameritor Security Trust
(Exact name of registrant as specified in charter)

4400 MacArthur Blvd, Suite 301, Washington, DC 20007
(Address of principal executive offices) (Zip code)

Ameritor Financial Corporation 4400 MacArthur Blvd, Suite 301, Washington, DC 20007
(Name and address of agent for service)

Registrant's telephone number, including area code: 202-625-6000

Date of fiscal year end: 6/30/2011

Date of reporting period: 12/31/2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORT TO STOCKHOLDERS.

AMERITOR

SECURITY
TRUST

SEMI-ANNUAL REPORT

December 31, 2010

An Ameritor NO-LOAD Mutual Fund

Dear Shareholder:

As of the six month period ended December 31, 2010 the Fund had 2,384,526.255 shares outstanding and each share had an unaudited Net Asset Value (“NAV”) of $ 0.13. This NAV compares with an audited NAV of $0.12 at June 30, 2010 and an unaudited NAV of $0.16 per share at December 31, 2009.

During the six month ended December 31, 2010, Ameritor Financial Corp., the Fund’s Advisor, was responsible for management of the Fund’s portfolio. As portfolio manager, Ms. Carole Kinney has generally continued her investment strategy of using fundamental analysis to identify securities she believes are undervalued and which have the potential for capital appreciation, as well as those that have a history of paying dividends in ever increasing amounts. We believe that the yield afforded by these stocks works to offset, to a substantial degree, the market risk associated with volatility.

The Fund’s portfolio of securities had an unrealized gain of $22,602 (7.51%). During the six month period ending December 31, 2010, the Fund, including expenses, was up 8.33%. This compares to an increase of 28.57% for the Russell 2000 Index and an increase of 22.02% for the S&P 500 Index. During this period the market has been difficult to navigate due to the growing deficit, high unemployment, tax rate increases on the horizon and uncertainty during the recent mid term elections. The Fund’s somewhat improved performance was largely the result of being invested in diverse sectors that have performed slightly better over the last six month period. Continuing this strategy should enable the portfolio to stabilize and perform at a higher level overall while reducing the risk of fluctuations due to the economic downturns, as well as underperforming sectors.

Our portfolio strengths and gains are attributable primarily to our exposure in electric/power, cellular telecom, oils, minerals and computers. Medical, e-commerce and banks have been lagging. We had neutral, or nearly neutral, performance in building products, metals and retail sectors. We look forward to refining the portfolio during the first half of the new fiscal year focusing on increasing our dividend yields and reallocating to sectors we believe present the greatest risk/ reward profiles.

The market has seesawed over the past six months and appears to be range bound between S&P 1,031 and 1,257. We have seen, however consumer spending accelerate in the second half of 2010. Leading indicators of private employment point to a stronger recovery in hiring this year. Accordingly, we may see good economic growth overall due to the possibility of lower unemployment, stronger interest in allocating money into US equities, and higher consumer spending. In addition, there appears to be less concern over the US budget deficit for 2011. With these factors in mind, the market should provide us with the opportunity to rebalance the portfolio at the high end of the range by selling some of our positions in underperforming sectors and reallocating to the sectors in which we believe will outperform in 2011. The sectors which we believe may outperform, and accordingly deserve overweighting include technology stocks, industrials, energy, electrical equipment and financials. We would look to reduce exposure in gold, utilities and telecom services.

As you no doubt are aware, Congress and the regulatory agencies, primarily as the result of the Sarbanes/Oxley Act, have put extra expense burdens on all mutual funds. These expenses are unimportant to larger institutions from a percentage standpoint, but we smaller funds are subject to the same oversight rules while operating with a much smaller asset base. These expenses impact heavily on the Fund’s performance. We are making every effort to reduce our expenses and we will continue to do so in all respects. We also continue to explore avenues which may be available to increase the Fund’s assets which in turn would operate to reduce the overall expense ratio and increase the Fund’s performance.

The performance data quoted represents past performance and investment return and principle value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Please remember that past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted.

Our thanks to our Board and our many shareholders for their support during our many years of operation.

Very truly yours,

Jerome Kinney
President

JK:md

AMERITOR SECURITY TRUST FUND
ALLOCATION OF PORTFOLIO ASSETS (Unaudited)
(Calculated as a percentage of Net Assets)
December 31, 2010

Sector Breakdown

AEROSPACE	2.62%
AIRLINES	1.10%
BANKS	2.90%
BEVERAGES	2.17%
BUILDING PRODUCTS	1.75%
CABLE TV	0.73%
CELLULAR TELCOM	2.77%
COAL	3.28%
COMMUNICATIONS	1.12%
COMPUTERS	28.57%
E-COMMERCE	1.05%
ELECTRIC/POWER	2.84%
FINANCE	0.93%
MACHINERY	3.96%
MANUFACTURING	4.54%
MEDICAL	9.87%
METALS	5.27%
MINERALS	4.75%
OFFICE SUPPLIES	1.14%
OIL	9.61%
OIL & GAS	1.21%
PUBLISHING	1.21%
RETAIL	3.09%
SAVINGS & LOAN	0.01%
SEMICONDUCTORS	0.70%
SHOES	1.14%
CASH EQUIVALENTS	0.66%
Total Investments	98.99%
Other Net Assets	1.01%
Total Net Assets	100.00%

AMERITOR SECURITY TRUST FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
December 31, 2010

Number			Market
of Shares	Description		Value

	COMMON STOCKS:	98.33%

	AEROSPACE	2.62%
100	United Technologies, Corp.		7,872

	AIRLINES	1.10%
500	Jetblue Airways, Corp.*		3,305

	BANKS	2.90%
100	HSBC Holdings PLC - ADR		5,104
200	Bank of America, Corp.		2,668
200	Citigroup, Inc.		946
			8,718

	BEVERAGES	2.17%
100	Pepsico, Inc.		6,533

	BUILDING PRODUCTS	1.75%
150	Home Depot, Inc.		5,259

	CABLE TV	0.73%
100	Comcast, Corp.		2,197

	CELLULAR TELCOM	2.77%
150	Verizon Communications		5,367
1,000	Alcatel Lucent ADR *		2,960
			8,327

	COAL	3.28%
150	Alliance Resource, LP.		9,864

	COMMUNICATIONS	1.12%
150	Cisco Systems, Inc. *		3,035
36	Frontier Communications *		350
29	Nortel Networks, Corp. *		1
			3,386

Number of Shares	Description		Market Value

	COMPUTERS	28.57%
190	Apple, Inc. *		61,286
150	International Business Machines, Corp.		22,014
200	Dell, Inc. *		2,710
			86,010

	E-COMMERCE	1.05%
150	Nutrisystem, Inc.		3,155

	ELECTRIC/POWER	2.84%
100	Consolidated Edison, Inc.		4,957
100	American Electric, Inc.		3,598
			8,555

	FINANCE	0.93%
150	Western Union, Co.		2,786

	MACHINERY	3.96%
100	Flowserve, Corp.		11,922

	MANUFACTURING	4.54%
100	Honeywell International, Inc.		5,316
100	Ingersoll Rand, Co. Ltd. CL-A		4,709
200	General Electric, Co.		3,658
			13,683

	MEDICAL	9.87%
100	Johnson & Johnson		6,185
150	Amgen, Inc. *		8,235
100	Medtronic, Inc.		3,709
100	Novartis AG - ADR		5,895
100	Wellpoint, Inc. *		5,686
			29,710

	METALS	5.27%
100	Freeport McMoran Copper		12,009
250	Alcoa, Inc.		3,846
			15,855

Number of Shares	Description		Market Value

	MINERALS	4.75%
1,000	Northern Dynasty Minerals *		14,290

	OFFICE SUPPLIES	1.14%
150	Staples, Inc.		3,416

	OIL	9.61%
100	Schlumberger, Ltd.		8,350
100	Occidental Petroleum, Corp.		9,810
150	Canadian Natural Resources		6,663
100	Halliburton, Co.		4,083
			28,906

	OIL & GAS	1.21%
100	Nabors Industries, Ltd. *		2,346
50	Chesapeake Energy, Corp.		1,296
			3,642

	PUBLISHING	1.21%
100	Mcgraw Hill, Cos., Inc.		3,641

	RETAIL	3.09%
100	Walmart Stores, Inc.		5,393
100	Walgreen, Co.		3,896
			9,289

	SAVINGS & LOAN	0.01%
450	Washington Mutual, Inc.		25

	SEMICONDUCTORS	0.70%
100	Intel, Corp.		2,103

	SHOES	1.14%
200	Crocs, Inc. *		3,424

	Total Common Stock (Cost $273,271)		295,873

Par	Description		Market Value

	SHORT TERM INVESTMENTS	0.66%
1,994	Evergreen Institutional Money Market Fund (Cost $1,994)		1,994

	TOTAL INVESTMENTS:
	(Cost: $275,265)**	98.99%	297,867
	Other Net Assets	1.01%	3,029
	NET ASSETS	100.00%	$300,896

*	Non-income producing
**	Cost for Federal income tax purposes is $275,265 and net unrealized appreciation consists of:

Gross unrealized appreciation	101,436
Gross unrealized depreciation	(78,834)
Net unrealized appreciation	22,602

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2010

ASSETS
Investments at value (identified cost of $275,265) (Notes 1 & 4)	$297,867
Dividends	263
Prepaid assets	18,707

Total assets	316,837

ACCRUED LIABILITIES
Accrued expenses	15,941
Total liabilities	15,941

NET ASSETS	$300,896

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE ($300,896/2,384,526 shares outstanding)	$0.13
COMPONENTS OF NET ASSETS
At December 31, 2010, there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are (Note 1):
Paid in capital	$517,089
Undistributed net investment loss	(60,399)
Accumulated net realized losses on investments	(178,396)
Net unrealized appreciation of investments	22,602
Net assets	$300,896

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF OPERATIONS (Unaudited)

PERIOD ENDED DECEMBER 31, 2010

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $4)		$2,443
Interest		25
		2,468

EXPENSES
Administrative services (Note 2)	$34,417
Legal and audit fees	2,024
Transfer agent fees (Note 2)	13,095
Accounting fees	9,804
Investment advisory fees (Note 2)	1,500
Custody fees	1,233
Directors	184
Miscellaneous	610
Total expenses		62,867

Net Investment Loss		(60,399)

NET REALIZED AND UNREALIZED GAINS/LOSSES ON
INVESTMENTS:
Net realized loss on investments		(5,385)
Net increase in unrealized appreciation on investments		77,773
Net gain on investments		72,388
Net increase in net assets resulting from operations		$11,989

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Period ended	Year ended
	December 31, 2010	June 30, 2010

OPERATIONS
Net investment loss	$(60,399)	$(133,487)
Net realized loss on investments	(5,385)	(33,733)
Change in unrealized appreciation/(depreciation) of investments	77,773	104,388
Net increase/(decrease) in net assets resulting from operations	11,989	(62,832)

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net decrease in net assets resulting from capital share
transactions	(3,398)	(3,604)
Net increase (decrease) in net assets	8,591	(66,436)
Net assets at beginning of year	292,305	358,741

NET ASSETS at the end of the year	$300,896	$292,305
Including undistributed net investment loss of:	60,399	-

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
FINANCIAL HIGHLIGHTS (Unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Period Ended		Year Ended	Year ended	Year ended	Year ended	Year ended
	December 31 2010		June 30 2010	June 30 2009	June 30 2008	June 30 2007	June 30 2006
Per Share Operating Performance
Net asset value, beginning of year	$0.12		$0.15	$0.28	$0.37	$0.41	$0.37
Income from investment operations-
Net investment (loss)	(0.02)		(0.06)	(0.05)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.03		0.03	(0.08)	(0.04)	0.01	0.09
Total from investment operations	0.01		(0.03)	(0.13)	(0.09)	(0.04)	0.04

Net asset value, end of year	$0.13		$0.12	$0.15	$0.28	$0.37	$0.41

Total Return	8.33%		(20.00% )	(46.43% )	(24.32% )	(9.76% )	10.81%

Ratios/Supplemental Data
Net assets, end of year (000's)	$301		$292	$358	$724	$961	$1,125
Ratio to average net assets
Expense ratio - net *	41.90	% *	38.24%	30.77%	17.10%	16.36%	12.84%
Net (loss) *	(40.25	%) *	(36.47%)	(28.75%)	(15.42%)	(12.85%)	(11.51%)
Portfolio turnover rate	0%		0%	7%	15%	140%	286%

*	Annualized for periods of less than one year.

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2010

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Ameritor Security Trust Fund, (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.
Security Valuation – The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost which approximates value.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on a active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund’s own assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2010

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2010:

	Balance
	December 31, 2010	Level 1	Level 2	Level 3
Exchange traded common stocks	$295,873	$295,873	$0	$0
Money market securities	$1,994	$1,994	$0	$0
Total asset measured at fair value	$297,867	$297,867	$0	$0

The Industry classifications of Level 1 Investments are included in the Schedule of Portfolio Investments.

In January 2010 the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Level 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Level 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

B.
Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. At June 30, 2010, for Federal income tax purposes, the Fund had a capital loss carryforward of $170,535 of which $56,819 expires in fiscal year 2012 $33,812 expires in fiscal year 2015, and $79,904 expires in 2018, to offset future realized gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no tax liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and District of Columbia where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Distributions to Shareholders – No distributions were paid in fiscal years 2009 or 2010. As of June 30, 2010, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (Continued)

December 31, 2010

Other accumulated losses	$(2,446)
Capital loss carryforward	$(170,535)
Unrealized depreciation	$(55,201)
$(228,182)

D.
Investment Transactions – Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

E.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

(2)	INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The investment advisory agreement with Ameritor Financial Corporation (“AFC”), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and ¾ of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund’s average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

Certain officers and trustees of the Fund are “affiliated persons” of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)	TRUST SHARES

The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

	Period Ended		Year Ended
	December 31, 2010		June 30, 2010
	Shares	Amount	Shares	Amount

Shares redeemed	(27,916)	$(3,398)	(23,180)	$(3,604)
Net decrease	(27,916)	$(3,398)	(23,180)	$(3,604)
Shares outstanding
Beginning of year	2,412,442		2,435,622
End of year	2,384,526		2,412,442

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (Continued)

December 31, 2010

(4)	PURCHASE AND SALE OF SECURITIES

During the year ended December 31, 2010, purchases and proceeds from sales of investment securities were $0 and $68,867, respectively. Cost of securities for income tax purposes was $275,265 at December 31, 2010. Net unrealized appreciation of investments aggregated $22,602, which relates to gross unrealized appreciation of $101,436 and gross unrealized depreciation of $78,834.

(5)	SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through the date of issuance of the Fund’s financial statements.

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (Continued)

December 31, 2010

Supplemental Information

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-202-625-2112 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the year ended June 30, 2010 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-202-625-2112 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

AMERITOR SECURITY TRUST FUND

EXPENSE EXAMPLES (UNAUDITED)

December 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, Security Trust and (2) ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 to June 30, 2010.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	7/1/10	12/31/10	7/1/10 – 12/31/10*

Actual	$1,000.00	$1,083.33	$211.37
Hypothetical (5% return before expenses)	$1,000.00	$1.050.00	$221.94

*	Expenses are equal to the Fund’s annual expense ratio of 41.90% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(5)	TRUSTEES AND OFFICERS (UNAUDITED)

The following table sets forth certain information concerning the Trustees and officers of the Fund.

(1)	(2)	(3)	(4)	(5)	(6)
Name Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustee
Richard P. Ellison 1410 Coventry Lane Alexandria, VA 22304 Age 80	Non- Interested Trustee	9 Years Served Term is For Life	President and Chief Executive Officer of Intervest Financial Corp.	1	Potomac Group Homes; Boat America
James I. Schwartz 14801Pennfield Circle #307 Silver Spring, MD 20906 Age 84	Non- Interested Trustee	7 Year Served Term is For Life	Retired President Capital City Savings & Loan And Schwartz & Co.	1	None
Interested Trustee And Officers
Carole S. Kinney 8020 Thornley Court Bethesda, MD 20817 Age 65	Trustee, Secretary, and Chairman of the Fund	10 Years served Term is For life	Chairman of the Board of Ameritor Financial Corporation Since 1998	1	None
Jerome Kinney 8020 Thornley Court Bethesda, MD 20817 Age 81	President	10 Years served Term=1 year	Founder and President, Jerome F. Kinney Company (builder); President and CEO, Ameritor Financial Corporation	1	None

AMERITOR SECURITY TRUST
4400 MacArthur Blvd, #301
Washington, D.C. 20007-2521
1-800-424-8570
202-625-6000 Washington, D.C. area

Transfer Agent
Ameritor Financial Corporation
4400 MacArthur Blvd, #301
Washington, D.C. 20007-2521

Custodian
USBank
Two Liberty Place, Suite 2000
Philadelphia, PA 19102

Independent Registered Public
Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Ste. 2400
Philadelphia, PA 19103

For more information about
Ameritor Security Trust,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-625-6000 Washington, D.C. area

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

AMERITOR FUNDS

Disclosure Controls and Procedures

Adopted Pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 and Rule 30a-3 Under the Investment Company Act of 1940

I.           Introduction

Ameritor Security Trust and Ameritor Investment Fund (the “Funds”), hereby establish these disclosure controls and procedures (“Disclosure Procedures”) pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 (“Exchange Act”) and Rule 30a-3 under the Investment Company Act of 1940 (the “1940 Act”). The Disclosure Procedures are designed to ensure that all information that the Funds are required to disclose in their shareholder reports (the “Reports”) filed with the Securities and Exchange Commission (“SEC”) pursuant to Section 13(a) or Section 15(d) of the Exchange Act is recorded, processed, summarized and reported within the time period specified in applicable SEC rules and forms. The Disclosure Procedures also support the certifications that the Funds’ principal officers must sign and submit with each Report filed with the SEC, and the required disclosures in the Reports about the Funds’ internal controls.

The overriding goals of these Disclosure Procedures are:

  To promote the timely accumulation and communication of information the Funds are required to disclose in their Reports; and
  To promote reliable and accurate disclosure in the Reports.
II.	Roles and Expectations of Fund Service Providers

The Funds rely on their service providers to perform substantially all tasks related to the Funds’ ongoing business operations, including preparing and filing the Reports and preparing the information included in the Reports. The Funds’ strongest control for promoting timely and accurate disclosures, therefore, is appropriate and reasonable oversight of their service providers. Accordingly, the Funds encourage each service provider involved in the process of preparing or filing a Report or preparing the information included in a Report (“Service Provider”) to adopt its own internal controls and procedures governing, as applicable, the preparation and filing of Reports and the recording, processing, generation and translation of information that it provides to the Funds for inclusion in any Report (“Service Provider Procedures”).

In particular, the Funds expect each Service Provider to:

Provide Procedures – provide to the Funds’ President a copy of its Service Provider Procedures, if any;

Provide Amendments to Procedures – promptly provide to the Funds’ President a copy of any substantive changes or amendments to the Service Provider Procedures;

Report Violations – promptly report to the Funds’ President any material violations of the Service Provider Procedures (and any corrective actions taken);

Report Important Matters – promptly report to the Funds’ President any material misstatements or omissions or unfair presentations in any Report; any suspected fraud relating to a Report; and any complaints about, or suspected or perceived weaknesses, problems or breakdowns in, the Disclosure Procedures, the Service Provider Procedures or any other internal controls related to the Funds, a Report or Fund disclosure matters;

Create Due Diligence Files – create and maintain a due diligence file, and other appropriate documentation and records for each Report; and

Submit Requested Information – submit on a timely basis information, certifications or other documents related to a Report or Fund disclosure matters as the Funds, through their President, may reasonably request.

III.	Monitoring of Disclosure Controls

Roles and Responsibilities. The President is primarily responsible for the proper functioning of the Disclosure Procedures and for evaluating the Disclosure Procedures under Section V below. To discharge these broad responsibilities, the President will communicate with and generally oversee the Service Providers regarding Fund disclosure matters and matters relating to the preparation and filing of Reports.

Oversight of and Coordination with Service Providers. The President will coordinate with the Service Providers on an ongoing basis regarding the Funds’ disclosure obligations, the Disclosure Procedures and the Service Provider Procedures.

Review of Service Provider Procedures. The President will ask each Service Provider to provide a copy of its Service Provider Procedures, and any substantive changes or amendments to the Procedures as they are adopted. The President will initially and periodically thereafter review the Service Provider Procedures and any substantive changes or amendments thereto.

IV.	Material Misstatements/Omissions; Unfair Presentations; Fraud

If the President discovers or is informed about a suspected material misstatement or omission, or an unfair presentation, in a Report, or suspected fraud in relation to a Report, the President or his delegate will investigate (or cause an appropriate Service Provider to investigate) the matter, focusing on the effectiveness of applicable controls and procedures and consulting with Service Providers or others as appropriate regarding corrective actions.

The President will prepare a report about any such investigations (and the related findings and conclusions). The President will consider appropriate next steps, such as investigating further or reporting the matter to the Audit Committee.

V.	Evaluating the Disclosure Procedures

Conducting the Evaluation. The President will evaluate, with the participation of and input from, as applicable, the Service Providers, the Audit Committee, and the Funds’ independent auditor (“Outside Auditors”), the effectiveness of the design and operation of these Disclosure Procedures and the Service Provider Procedures. This evaluation must be completed within 90 days before any Report is filed with the SEC.

Feedback on Controls. The Funds’ President, in performing the functions of a Chief Financial Officer, will ask the Audit Committee to alert the President about any weaknesses, problems or complaints regarding financial internal controls that it receives. The President will ask each Service Provider to give notification of any weaknesses, problems or complaints regarding financial internal controls that it receives.

Resolving Any Deficiencies in Controls. The President will promptly investigate and resolve any suspected or perceived weaknesses, problems or complaints in the design and operation of the financial internal controls, or any suspected fraud in relation to a Report on internal controls. Appropriate records will be created and maintained regarding the investigation and resolution of any such matters.

The President will consider any deficiencies in the Disclosure Procedures, and will determine the appropriate actions to take in order to resolve such deficiencies. In making this determination, the President should consider discussing these matters further with the Audit Committee, outside legal counsel, and/or the Outside Auditors. At a minimum, however, the President will disclose to the Audit Committee and the Outside Auditors:

Significant Deficiencies – any significant deficiencies in the design or operation of the Disclosure Procedures (or those of Service Providers), including any financial internal controls that adversely affect the Funds’ ability to record, process, summarize and report financial data, and identify any material weakness in financial internal controls; and

Fraud – any fraud, whether or not material, that involves management, a Service Provider or a Service Provider’s employees who have a significant role in the Funds’ financial internal controls, as well as any material weakness identified in the Funds’ financial internal controls.

VI.	Miscellaneous

Recordkeeping. The President will maintain appropriate records supporting compliance with these Disclosure Procedures and records generated or received pursuant to these Disclosure Procedures. Specifically, all substantive determinations, judgments or actions taken in relation to these Disclosure Procedures will be documented. All substantive documents created, distributed or received in relation to these Disclosure Procedures will be maintained by the President for the Funds’ records.

Amendments. The President may amend these Disclosure Procedures from time to time as appropriate. The President will report to the Board regarding any substantive amendments to these Disclosure Procedures.

Use of Experts. The President may consult with outside legal counsel or any other external experts as necessary or appropriate in furtherance of the goals of the Disclosure Procedures.

Delegation. When these Disclosure Procedures require a particular person to perform a task (other than actually signing the certification), it is understood that the person may reasonably delegate that task to another appropriate party.

Adopted: September 2003

ITEM 10.	EXHIBITS

(a) Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameritor Security Trust

By (Signature and Title)* /s/ Jerome Kinney, President and Treasurer

Date February 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jerome Kinney , President and Treasurer

Date February 5, 2011

* Print the name and title of each signing officer under his or her signature.